Investment Objectives and Goals - STERLING CAPITAL FOCUS EQUITY ETF	Sep. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – STERLING CAPITAL FOCUS EQUITY ETF
Objective, Primary [Text Block]	Investment Objective: The Sterling Capital Focus Equity ETF (the “Fund”) seeks long-term capital appreciation.